Fees and Expenses - Anfield Universal Fixed Income Fund	Aug. 21, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Universal Fixed Income Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Universal Fixed Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Anfield Universal Fixed Income Fund, a series of Two Roads Shared Trust (“the Universal Fixed Income Predecessor Fund”), during the Universal Fixed Income Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Universal Fixed Income Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Universal Fixed Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Universal Fixed Income Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2029. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Universal Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Universal Fixed Income Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Universal Fixed Income Predecessor Fund was 42% of the average value of the portfolio.

Portfolio Turnover, Rate	42.00%